Restriction on Cash and Due From Banks	12 Months Ended
Dec. 31, 2011
Restriction on Cash and Due From Banks [Abstract]
Restriction on Cash and Due From Banks
Note 3:	Restriction on Cash and Due From Banks

The Bank is required to maintain reserve funds in cash and/or on deposits for certain correspondent relationships.  There was no reserve required, at December 31, 2011 or 2010.